Goodwill (Tables)	12 Months Ended
Mar. 31, 2023
Intangible assets and goodwill [abstract]
Schedule of Reconciliation of Changes in Goodwill

	JPY (millions)
	For the Year Ended March 31
	2022	2023
Acquisition cost
As of beginning of the year	¥4,033,917	¥4,407,749
Acquisitions	35,159	—
Reclassification to assets held for sale (Note 19)	—	(5,951)
Foreign currency translation differences and others	338,673	388,925
As of end of the year	¥4,407,749	¥4,790,723

Carrying amount
As of beginning of the year	¥4,033,917	¥4,407,749
As of end of the year	4,407,749	4,790,723

	JPY (millions)
Acquisition cost	Software	Intangible assets associated with products	Other	Total
As of April 1, 2021	¥198,865	¥5,706,035	¥11,586	¥5,916,486
Additions and other increases	33,210	44,944	10	78,164
Acquisitions through business combinations	—	43,682	—	43,682
Disposals and other decreases	(62,078)	(80,911)	(48)	(143,037)
Deconsolidation	(604)	(2)	—	(606)
Foreign currency translation differences	13,385	527,070	6	540,461
As of March 31, 2022	¥182,778	¥6,240,818	¥11,554	¥6,435,150
Additions and other increases	36,984	676,156	295	713,436
Disposals and other decreases	(11,798)	(126,610)	(13)	(138,420)
Reclassification to assets held for sale (Note 19)	(1,012)	—	—	(1,012)
Foreign currency translation differences	12,607	533,707	3	546,317
As of March 31, 2023	¥219,559	¥7,324,072	¥11,839	¥7,555,471

Accumulated amortization and accumulated impairment losses
As of April 1, 2021	¥(103,394)	¥(1,903,551)	¥(435)	¥(2,007,380)
Amortization	(28,560)	(418,788)	(43)	(447,391)
Impairment losses	—	(67,721)	—	(67,721)
Reversal of impairment losses	—	13,595	—	13,595
Disposals and other decreases	61,393	43,635	16	105,044
Deconsolidation	604	—	—	604
Foreign currency translation differences	(6,677)	(206,631)	(49)	(213,357)
As of March 31, 2022	¥(76,634)	¥(2,539,461)	¥(510)	¥(2,616,606)
Amortization	(25,561)	(485,465)	(30)	(511,056)
Impairment losses	—	(57,341)	—	(57,341)
Disposals and other decreases	10,756	101,888	—	112,643
Reclassification to assets held for sale (Note 19)	397	—	—	397
Foreign currency translation differences	(5,177)	(208,672)	(2)	(213,851)
As of March 31, 2023	¥(96,220)	¥(3,189,051)	¥(542)	¥(3,285,813)

Carrying amount
As of April 1, 2021	95,471	3,802,484	11,151	3,909,106
As of March 31, 2022	106,143	3,701,357	11,044	3,818,544
As of March 31, 2023	123,340	4,135,020	11,297	4,269,657

Schedule of Discounted Cash Flows Model	Terminal growth rate and discount rate used in the discounted cash flow models for the impairment tests are as follows:

	For the Year Ended March 31
	2022	2023
Terminal growth rate	0.0%	0.0%
Discount rate (post-tax)	6.2%	6.8%